General information and basis of presentation	12 Months Ended
Dec. 31, 2024
General information and basis of presentation
General information and basis of presentation
1	General information and basis of presentation

1.1   General information

OneConnect Financial Technology Co., Ltd. (the “Company”) was incorporated in the Cayman Islands on October 30, 2017 as an exempted company with limited liability under the Companies Law (Cap. 22, Law 3 of 1961 as consolidated and revised) of the Cayman Islands. The address of the Company’s registered office is PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company completed its initial public offering (“IPO”) on December 13, 2019 on the New York Stock Exchange. The Company has listed by way of introduction its ordinary shares on the Main Board of the Stock Exchange of Hong Kong Limited on July 4, 2022.

On November 30, 2022, the Company announced its plans to change the ratio of its American Depositary Share (“ADS”) to its ordinary shares (the “ADS Ratio”) from the current ADS Ratio of one ADS to three ordinary shares to a new ADS Ratio of one ADS to thirty ordinary shares. The change in the ADS Ratio became effective on December 12, 2022. For all the periods presented, basic and diluted loss per ADS have been revised assuming the change of ADS ratio from a ratio of one ADS to three ordinary share to a new Ratio of one ADSs to thirty ordinary shares occurred at the beginning of the earliest period presented.

The Company, its subsidiaries, its controlled structured entities (“Structured Entities”, “Variable Interest Entities” or “VIEs”) and their subsidiaries (“Subsidiaries of VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in providing cloud-platform-based Fintech solutions, online information service and operating support service to financial institutions (the “Listing Business”) mainly in the People’s Republic of China (the “PRC”). The Company does not conduct any substantive operations of its own but conducts its primary business operations through its subsidiaries, VIEs and subsidiaries of VIEs in the PRC. Further details of the VIEs are set out in Note 1.2 below.

These financial statements are presented in Chinese Renminbi (“RMB”), unless otherwise stated.

1.2   Organization and principal activities

As at December 31, 2024, the Company had direct or indirect interests in the following major subsidiaries(which are all corporations) including consolidated structured entities.

				Equity interest held
	Place and date of	Principal activities	Issued and	by the Group
	incorporation/	and place of	paid-in capital/	As at December 31
Company name	establishment	operations	Registered capital	2023	2024	Note
Subsidiaries
Jin Tai Yuan Limited	British Virgin Islands /October 27, 2017	Investment holding, BVI	USD747,940,498	100%	100%
Jin Cheng Long Limited	Hong Kong /October 30, 2017	Investment holding, Hong Kong, the PRC.	USD747,940,498	100%	100%
OneConnect Financial Technology (Hong Kong) Limited	Hong Kong /March 15, 2018	Software and technology service, information transmission, Hong Kong, the PRC.	USD1	100%	100%
OneConnect Financial Technology (Singapore) Co., Pte. Ltd.	Singapore /March 26, 2018	Software and technology service, information transmission, Singapore.	SGD47,900,000	100%	100%
PT OneConnect Financial Technology Indonesia	Indonesia/December 04, 2018	Software and technology service, information transmission, Indonesia.	IDR10,000,000,000	100%	100%
Shenzhen OneConnect Technology Services Co.,Ltd(“Shenzhen OneConnect Technology”)	the PRC /January 04, 2018	Technology promotion and computer application services, Shenzhen, the PRC.	RMB4,903,181,996/RMB4,960,000,000	100%	100%

1     General information and basis of presentation (Continued)

1.2  Organization and principal activities (Continued)

				Equity interest held
	Place and date of		Issued and	by the Group
	incorporation/	Principal activities and	paid-in capital/	As at December 31
Company name	establishment	place of operations	Registered capital	2023	2024	Note
Subsidiaries (Continued)
Beijing Vantage Point Technology Co., Ltd. (“Vantage Point Technology”)	the PRC /July 18, 2008	Software and technology service, information transmission, Beijing, the PRC.	RMB13,333,529	51.67%	51.67%	(i)
Shenzhen OneConnect Information Technology Service Company Limited (“Shenzhen OneConnect Information Technology”)	the PRC/January 31, 2019	Software and technology service, information transmission, Shenzhen, the PRC.	RMB100,000,000	51%	51%
Beijing BER Technology Company Ltd. (“BER Technology”)	the PRC/March 30,2006	Software and technology service, information transmission, Shenzhen, the PRC.	RMB22,950,000	100%	100%	(i)
Zhang Tong Shun (Guangzhou) Technology Co., Ltd. (“Zhang Tong Shun”)	the PRC/May 9, 2019	Information technology advisory services, Guangzhou, the PRC.	RMB10,000,000	100%	100%	(i)
VIEs
OneConnect Smart Technology Co., Ltd. (Shenzhen) (“Shenzhen OneConnect”)	the PRC / September 15, 2017	Software and technology service, information transmission, Shenzhen, the PRC.	RMB1,200,000,000	100%	100%
Shenzhen E-Commerce Safety Certificates Administration Co., Ltd. (“Shenzhen CA”)	the PRC/August 11, 2000	E-commerce security certificate administration, Shenzhen, the PRC.	RMB543,500,000	98.9%	98.9%	(i)
Subsidiaries of the VIEs
Shanghai OneConnect Financial Technology Co., Ltd. (“Shanghai OneConnect”) *	the PRC / December 29, 2015	Software and technology service, asset management and consulting, Shanghai, the PRC.	RMB1,200,000,000	100%	100%
Shenzhen Kechuang Insurance Assessment Co., Ltd. (“Kechuang”) *	the PRC / August 27, 2001	Insurance survey and loss adjustment, Shenzhen, the PRC.	RMB4,000,000	100%	100%
Shenzhen OneConnect Chuangpei Technology Co., Ltd. (“Chuangpei”) *	the PRC / June 1, 2016	Software and technology service, information transmission, Shenzhen, the PRC.	RMB10,000,000	100%	100%
Zhuhai Yirongtong Asset Management Co., Ltd. (“Yirongtong”) *	the PRC / June 21, 2016	Asset management and consulting, Zhuhai, the PRC.	RMB12,000,000	100%	100%
Ping An OneConnect Cloud Technology Co., Ltd. (“OneConnect Cloud Technology”)	the PRC / June 27, 2016	Software and technology service, information transmission, Shenzhen, the PRC.	RMB500,000,000	100%	100%

* Subsidiaries of Shenzhen OneConnect

Note:

(i)	The subsidiaries were acquired by the Group through business combination.

1      General information and basis of presentation (Continued)

1.2  Organization and principal activities (Continued)

PRC laws and regulations prohibit or restrict foreign ownership of companies that provide internet-based business, which include activities and services provided by the Group. The Group operates its business operations in the PRC through a series of contractual arrangements entered into among a wholly-owned subsidiary of the Company and VIEs that legally owned by equity holders (“Nominee Shareholders”) authorized by the Group (collectively, “Contractual Arrangements”). The Contractual Arrangements include Exclusive Equity Purchase Option Agreement, Exclusive Business Cooperation Agreement, Exclusive Asset Option Agreement, Equity Pledge Agreement, Shareholder Voting Proxy Agreement, Letters of Undertakings and Spousal Consent Letters.

Under the Contractual Arrangements, the Company has the power to control the management, and financial and operating policies of the VIEs, has exposure or rights to variable returns from its involvement with the VIEs, and has the ability to use its power over the VIEs to affect the amount of the returns. As a result, all these VIEs are accounted for as consolidated structured entities of the Company and their financial statements have also been consolidated by the Company.

The principal terms of the Contractual Arrangements are further described below:

(a)   Contractual agreements with Shenzhen OneConnect

- Exclusive Equity Purchase Option Agreement

Pursuant to the exclusive equity purchase option agreement entered into between Shenzhen OneConnect Technology, Shenzhen OneConnect, the direct shareholders of Shenzhen OneConnect, and the shareholders of the direct shareholders of Shenzhen OneConnect, (each refer to as the “Indirect Shareholder”, together with the direct shareholders of Shenzhen OneConnect, “the Shenzhen OneConnect Shareholders”) (the “Exclusive Equity Purchase Option Agreement”), Shenzhen OneConnect Technology has the irrevocable and exclusive right to purchase, or to designate one or more persons to purchase, from Shenzhen OneConnect Shareholders all or any part of their equity interests in Shenzhen OneConnect at any time and from time to time in Shenzhen OneConnect Technology’s absolute discretion to the extent permitted by PRC laws. Unless terminated upon the parties’ agreement, this agreement will remain effective for ten years, and will be automatically renewed for another five years, unless Shenzhen OneConnect Technology objects to the renewal in writing thirty days prior this agreement’s expiry.

- Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement entered into between Shenzhen OneConnect Technology and Shenzhen OneConnect, Shenzhen OneConnect agreed to engage Shenzhen OneConnect Technology as its exclusive provider of business support, technical and consulting services. In exchange for these services, Shenzhen OneConnect shall pay a service fee, which is equal to Shenzhen OneConnect’s profit before tax, after deducting any accumulated losses of Shenzhen OneConnect and its subsidiaries from the preceding fiscal year, working capital, costs, expenses, tax and other statutory contribution in relation to the respective fiscal year. The service fee shall be paid annually and shall be wired to the designated bank account of Shenzhen OneConnect Technology upon issuance of invoice by Shenzhen OneConnect Technology. The effective term of this agreement is the same as that of the Exclusive Equity Purchase Option Agreement described above.

- Exclusive Asset Option Agreement

Pursuant to the exclusive asset option agreement entered into between Shenzhen OneConnect Technology, Shenzhen OneConnect and the Shenzhen OneConnect Shareholders (the “Exclusive Asset Option Agreement”), Shenzhen OneConnect Technology has the irrevocable and exclusive right to purchase, or to designate one or more persons to purchase, from Shenzhen OneConnect all or any part of its assets at any time at Shenzhen OneConnect Technology’s absolute discretion and to the extent permitted by PRC laws. The consideration shall be the higher of (a) a nominal price or (b) the lowest price as permitted under applicable PRC laws. The effective term of this agreement is the same as that of the Exclusive Equity Purchase Option Agreement described above.

1      General information and basis of presentation (Continued)

1.2   Organization and principal activities (Continued)

(a)   Contractual agreements with Shenzhen OneConnect (Continued)

- Equity Pledge Agreement

Pursuant to the equity pledge agreement entered into between Shenzhen OneConnect Technology, Shenzhen OneConnect and the Shenzhen OneConnect Shareholders (the “Equity Pledge Agreement”), the Registered Shareholders agreed to pledge as first charge all of their equity interests in Shenzhen OneConnect to Shenzhen OneConnect Technology as collateral security for any and all of the guaranteed debt under the Contractual Arrangements and to secure the performance of their obligations under the Contractual Arrangements. During the pledge period, Shenzhen OneConnect Technology is entitled to receive any dividends or other distributable benefits arising from the equity.

The pledge in favor of Shenzhen OneConnect Technology takes effect upon the completion of registration with the relevant administration for industry and commerce of China and shall remain valid until Shenzhen OneConnect Shareholders and Shenzhen OneConnect have discharged all their obligations and fully paid all the amounts payable under the Contractual Arrangements.

- Shareholder Voting Proxy Agreement

Shenzhen OneConnect Technology, Shenzhen OneConnect, the Shenzhen OneConnect Shareholders and the subsidiaries of Shenzhen OneConnect entered into a shareholder voting proxy agreement. Pursuant to this agreement, each shareholder of Shenzhen OneConnect and its subsidiaries irrevocably authorizes the persons designated by Shenzhen OneConnect Technology to act on its behalf to exercise all of such shareholder’s voting and other rights associated with the shareholder’s equity interest in Shenzhen OneConnect and the subsidiaries of Shenzhen OneConnect, such as the right to appoint or designate directors, supervisors and officers, as well as the right to sell, transfer, pledge or dispose of all or any portion of the shares held by such shareholder. The effective term of this agreement is the same as that of the Exclusive Equity Purchase Option Agreement described above.

- Letters of Undertakings

Each Indirect Shareholder signed a letter of undertakings to the Company. Under these letters, the signing Indirect Shareholder has separately irrevocably undertaken, in the event of his or her death or loss of capacity or any other events that could possibly affect his or her capacity to fulfil his or her obligations under the contractual arrangement of Shenzhen OneConnect, that he or she will unconditionally transfer his or her equity interest in Shenzhen OneConnect to any person designated by Shenzhen OneConnect Technology and the transferee will be deemed to be a party to the contractual arrangements and will assume all of his or her rights and obligations as such under the contractual arrangements. Each signing Indirect Shareholder represents that his or her spouse has no ownership interest in his or her equity interests in Shenzhen OneConnect. Each signing Indirect Shareholder further represents that in any circumstances, he or she will not, directly or indirectly, commit any conduct, measure, action or omission that is contrary to the purpose and intention of the contractual arrangements, that leads or may lead to any conflict of interest between Shenzhen OneConnect and OneConnect Financial Technology Co., Ltd. and/or its subsidiaries, and that if, during his or her performance of the contractual arrangements, there is a conflict of interest between the signing Indirect Shareholder and OneConnect Financial Technology Co., Ltd. and/or its subsidiaries, the signing Indirect Shareholder will protect the legal interests of Shenzhen OneConnect Technology under the contractual arrangements and follow the instructions of the Company.

1      General information and basis of presentation (Continued)

1.2   Organization and principal activities (Continued)

(a)   Contractual agreements with Shenzhen OneConnect (Continued)

- Spousal Consent Letters

Under the spousal consent letters, each signing spouse respectively agreed that he or she was aware of the equity interest beneficially owned by his or her spouse in Shenzhen OneConnect and the relevant Contractual Arrangements in connection with such equity interest. The signing spouse unconditionally and irrevocably confirmed that he or she does not have any equity interest in Shenzhen OneConnect and committed not to impose any adverse assertions upon his or her spouse’s respective equity interest. Each signing spouse further confirmed that such equity interest may be disposed of pursuant to the relevant Contractual Arrangements, and committed that he or she will take all necessary measures for the performance of those arrangements.

(b)   Contractual agreements with Shenzhen CA

Shenzhen CA and certain of its shareholders holding in the aggregate 98.9% of the equity interest in Shenzhen CA entered into a series of contractual agreements with Zhang Tong Shun. These agreements contain terms substantially similar to the contractual arrangements among Shenzhen OneConnect, Shenzhen OneConnect Shareholders and Shenzhen OneConnect Technology described above.

(c)   Risks in relation to the VIEs

In the opinion of the Company’s management, the Contractual Arrangements discussed above have resulted in the Company, Shenzhen OneConnect Technology and Zhang Tong Shun having the power to direct activities that most significantly impact the VIEs, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the VIEs at its discretion. The Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital, capital reserve and PRC statutory reserves of the VIEs totalling RMB1,782 million and RMB1,786 million as of December 31, 2023 and 2024, respectively. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its Internet-related business mainly through the VIEs, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss. As the VIEs organized in the PRC were established as limited liability companies under PRC law, their creditors do not have recourse to the general credit of Shenzhen OneConnect Technology and Zhang Tong Shun for the liabilities of the VIEs, and Shenzhen OneConnect Technology and Zhang Tong Shun do not have the obligation to assume the liabilities of these VIEs.

In the opinion of the Company’s management, the contractual arrangements among its subsidiaries, the VIE and their respective Nominee Shareholders are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. In addition, the enforceability of the contractual agreements between the Company, the VIE and its shareholders depends on whether the Company’s shareholders or their PRC holding entities will fulfil these contractual agreements. As a result, the Company may be unable to consolidate the VIE and VIE’ subsidiaries in the consolidated financial statements.

On March 15, 2019, the Foreign Investment Law was formally passed by the thirteenth National People’s Congress and it became effective on January 1, 2020. The Foreign Investment Law replaced the Law on Sino Foreign Equity Joint Ventures, the Law on Sino Foreign Cooperative Joint Ventures and the Law on Foreign Capital Enterprises and became the legal foundation for foreign investment in the PRC. The Implementation Regulations for the Foreign Investment Law was promulgated by the State Council on December 26, 2019, became effective on January 1, 2020, and replaced the corresponding implementation rules of the Law on Sino-Foreign Equity Joint Ventures, the Law on Sino-Foreign Cooperative Joint Ventures and the Law on Foreign-Capital Enterprises.

1     General information and basis of presentation (Continued)

1.2  Organization and principal activities (Continued)

(c)   Risks in relation to the VIEs (Continued)

The Foreign Investment Law stipulates certain forms of foreign investment. However, the Foreign Investment Law does not explicitly stipulate contractual arrangements such as those we rely on as a form of foreign investment. Notwithstanding the above, the Foreign Investment Law stipulates that foreign investment includes “foreign investors investing through any other methods under laws, administrative regulations or provisions prescribed by the State Council.’’ Future laws, administrative regulations or provisions prescribed by the State Council may possibly regard Contractual Arrangements as a form of foreign investment. If this happens, it is uncertain whether the Contractual Arrangements with the VIE and its shareholders would be recognized as foreign investment, or whether the Contractual Arrangements would be deemed to be in violation of the foreign investment access requirements. As well as the uncertainty on how the Contractual Arrangements will be handled, there is substantial uncertainty regarding the interpretation and the implementation of the Foreign Investment Law. The relevant government authorities have broad discretion in interpreting the law. Therefore, there is no guarantee that the Contractual Arrangements, the business of the VIEs and financial conditions of the Company will not be materially and adversely affected.

The Company’s ability to control VIEs also depends on rights provided to Shenzhen OneConnect Technology and Zhang Tong Shun, under the Shareholder Voting Proxy Agreement, to vote on all matters requiring shareholder approval. As noted above, the Company believes Shareholder Voting Proxy Agreement is legally enforceable, but they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the Contractual Arrangements between the Shenzhen OneConnect Technology, and Zhang Tong Shun, the VIEs and their respective shareholders and subsidiaries were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict its operations;
●	impose fines or confiscate any of the Group’s income that they deem to have been obtained through illegal operations;
●	require the Group to restructure the ownership structure or operations, re-apply for the necessary licenses or relocate its businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	restrict or prohibit the Group’s use of the proceeds from public offerings or other of the Group’s financing activities to finance the business and operations of the VIEs and their subsidiaries; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Company to lose the right to direct the activities of the VIEs or the right to receive their economic benefits, the Company would no longer be able to consolidate the financial statements of the VIEs. In the opinion of management, the likelihood of losing the benefits in respect of the Company’s current ownership structure or the contractual arrangements with its VIEs is remote.

1     General information and basis of presentation (Continued)

1.2  Organization and principal activities (Continued)

(c)   Risks in relation to the VIEs (Continued)

The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs (i.e. Shenzhen OneConnect, Shenzhen CA and their subsidiaries) of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024.

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Total current assets	3,058,529	1,938,718
Total non‑current assets	603,914	377,103
Total assets	3,662,443	2,315,821
Total current liabilities	6,676,641	5,608,821
Total non‑current liabilities	24,291	18,283
Total liabilities	6,700,932	5,627,104

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Total revenue	4,064,707	3,261,285	2,058,979
Net loss	(195,819)	(68,079)	(271,927)
Net cash used in operating activities	(618,574)	(149,778)	(91,370)
Net cash generated from investing activities	918,498	75,598	313,138
Net cash generated from/ (used in) financing activities	368,778	(508,121)	(352,204)
Net increase/ (decrease) in cash and cash equivalents	668,702	(582,301)	(130,436)
Cash and cash equivalents, beginning of the year	237,550	906,252	323,951
Cash and cash equivalents, end of the year	906,252	323,951	193,515

The above financial statements amounts and balances have included intercompany transactions which have been eliminated on the Company’s consolidated financial statements.

As of December 31, 2023 and 2024, the total assets of Group’s VIEs were mainly consisting of cash and cash equivalents, trade receivable, contract assets, prepayments and other receivables, financial assets at fair value through profit or loss, property and equipment, intangible assets and deferred tax assets. As of December 31, 2023 and 2024, the total liabilities of VIEs were mainly consisting of trade and other payables, payroll and welfare payables, contract liabilities and short-term borrowings.